Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
Warrant Liabilities
Note 8. Warrant Liabilities
P2P Warrants:
Certain investors who invested in the P2P Notes (see Notes 7 and 13) also received P2P Warrants for no additional consideration resulting in the allocation of proceeds between the P2P Notes and P2P Warrants (see Notes 7 and 13).
Under the terms of the 2022 P2P NPA and related warrant agreements, the P2P Warrants will be exercisable, in whole or in part, during the term commencing on the date of issuance through the three-year anniversary of the date of issuance. The number of Warrants each Lender is entitled to is based on the timing of the Lender’s investment as well as the Lender’s amount of funding, wherein the “Conversion Shares” is defined as the type of equity shares to be issued in the future upon conversion of the P2P Notes. The total number of warrants ranges from 20% to 40% of the total Conversion Shares to be issued for Lenders who invest at or less then their pro rata portion and for Lenders who invest above their pro rata portion, the total number of warrant shares is an additional
10
% to
20
% of a calculated incremental number of shares over the designated pro rata portion.
During 2023, in connection with the additional issuance of P2P notes, 336,950 Series D Shadow Preferred Stock warrants were reinstated at a fair value of approximately $61,000 (see Note 7) and reclassified from equity to warrant liability.
Upon exercise, these P2P Warrants will enable the Lenders to purchase Conversion Shares at a price (“Conversion Price”) determined based on when P2P Warrants are exercised and shall no longer be exercisable and become null and void upon 10 days prior to the consummation of the Company’s sale of its Common Stock in a firm commitment underwritten public offering pursuant to a registration statement on Form
S-1
under the Securities Act of 1933 (an “IPO”), acquisition by a Special Purpose Acquisition Company (a “SPAC Transaction”) and a defined liquidity event. The P2P Warrants have a fixed total exercise price known at inception (based on the amount of consideration paid by each Lender) and upon exercise will be settled in a variable number of the Conversion Shares. The P2P Warrants are legally detachable and separately exercisable from the P2P Convertible Notes. The Company accounts for the P2P Warrants as liabilities measured at fair value with subsequent changes in fair value recognized in earnings (see Note 4).
Effective February 28, 2024 the Series D Shadow Preferred Stock warrants expired unexercised.
2023 Convertible Note Warrants:
Investors in the 2023 Convertible Notes received warrants (“2023 Convertible Note Warrants”) exercisable upon the earliest to occur of a Next Equity Financing Conversion, Maturity Conversion, SPAC Conversion or Corporate Transaction, as defined, and expire, prior to the Amendment in April 2024 (see below), ten years from issuance (see Note 13). The 2023 Convertible Note Warrants were granted for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and 2023 Convertible Note Warrants (see Notes 7 and 13).
On April 22, 2024, as part of the Blaize, BurTech Merger Sub Inc., and Burkan amended the original Merger Agreement to make certain adjustments in connection with the Blaize Note Financing (see Note 7) and additional adjustments related to warrant financing including an increase in the base purchase price and changes to certain definitions and terms.
Under the terms of the April 2024 amendment, the number of warrant shares issuable upon exercise is equal to the quotient obtained by dividing (i) 25% or 10% (the higher percentage which applies only to investors who purchased a convertible note on or before July 3, 2023) of the original principal amount of the corresponding note by (ii) (y) with respect to a Next Equity Financing Conversion, Maturity Conversion, or a SPAC Conversion, the Exercise Price (as defined herein) or (z) with respect to a Corporate Transaction, a per share price equal to the value of the consideration payable to the holder of each share of common stock of the Company. The Exercise price is defined as follows:

•	With respect to a Next Equity Financing Conversion, the per share issue price by new money investors for the equity securities;

•	With respect to a Maturity Conversion, a per share price mutually agreed upon by the Company and the Requisite Noteholders;

•	With respect to a SPAC Conversion, $11.50 per share and

•	With respect to a Corporate Transaction, the Corporate Transaction Exercise Price, as defined
Additionally, the expiration date of the warrants was changed from 10 years to 5 years from the original date of issuance.

The 2023 Convertible Note Warrants are legally detachable and separately exercisable from the 2023 Convertible Notes. The Company accounts for the 2023 Convertible Note Warrants as liabilities measured at fair value with subsequent changes in fair value recognized in earnings.
Other Warrants:
In conjunction with the December 22, 2023 Merger Agreement, the Company entered into a pre-
funded warrant agreement (the “Burkhan
Pre-funded
Warrant”) with one of the parties to the Merger. The Burkhan
Pre-funded
Warrant is only exercisable at the closing of the Merger and becomes null and void if the Merger Agreement is terminated. The Burkhan
Pre-funded
Warrant provides for the issuance of a sufficient number of Company common stock shares that would allow the warrant holder to acquire BurTech Class A common Stock upon the closing of the Merger. The maximum number of BurTech Class A Common Stock to be received under the Burkhan
Pre-funded
Warrant is 6,833,333, wherein a portion of this total share amount is subject to reduction, depending on the Available Acquiror Cash, as defined in the Merger Agreement, at closing. Pursuant to the terms of the Burkhan
Pre-Funded
Warrant, in no case would the holder receive less than 2,500,000 shares of BurTech Class A common stock at closing.
On April 22, 2024, the Company amended and restated the Burkhan
Pre-funded
Warrant to reduce the number of BurTech Class A common stock shares to which the holder is entitled upon exchange of the Company common shares issuable upon exercise of the warrant. The number of BurTech Class A common stock shares was reduced from a maximum of 6,833,333 share to a fixed 2,000,000 shares. This amendment, in turn, reduces the applicable number of Company common shares to be issued to the holder upon exercise. Additionally, in conjunction with its participation in the Blaize Note Financing Agreement, one of the RT Parties received a new and separate prefunded warrant (the “Ava
Pre-funded
Warrant”) with an exercise price of $45,000 that entitles the RT Party investor to receive 4,500,000 shares of BurTech Class A common stock, also via the issuance of Company common shares upon exercise that are subject to exchange into BurTech Class A common stock upon the closing of the Merger. The fair value of the newly issued Ava
Pre-
funded Warrant of $0.5 million was recognized as a debt financing charge on 2023 convertible notes during the nine month period ended September 30, 2024.
All of the Company’s warrants exercisable into preferred stock are classified as liabilities requiring ongoing remeasurement at fair value.
As of September 30, 2024 and December 31, 2023, outstanding warrants consisted of the following (in thousands):

			Number of warrant shares at				Approximate fair value at
Warrant Type:	Exercise Price		September 30, 2024		December 31, 2023		September 30, 2024	December 31, 2023
Series D Shadow Preferred Warrants	$10.44		—		338,495		$—	$3
Series D-2 Shadow Preferred Warrants	$4.97		756,172		756,172		406	894
Pay-to-Play Warrants		(a)		(a)		(a)	927	976
Convertible Notes Warrants – 2023		(c)		(c)		(c)	5,314	1,352
Common stock warrants (b)	$104.43		—		2,063		—	—
Pre-funded common stock warrants (d)	$0.01			(d)		(d)	341	505
Pre-funded common stock warrants (e)	$100.00			(e)	—		767	—

			756,172		1,096,730		$7,755	$3,730

(a)
The number of warrant shares to be issued upon exercise of the P2P Warrants is not determined as of September 30, 2024 or December 31, 2023, therefore, the exercise price is only known in aggregate based on individual investor participation levels and timing of investment. The aggregate exercise price is $2.5 million as of September 30, 2024 and December 31, 2023. The Company’s valuation of its P2P

Warrants assumes a range of expected warrant shares of 744,914 to 764,330 and 694,397 to 721,086 shares of either common stock or a future preferred stock series as of September 30, 2024 and December 31, 2023.
(b)
Common stock warrants represent prior Series D Preferred Warrants which were converted in November 2022 to common stock warrants following the Company’s conversion event, as adjusted for the related December 2022 reverse stock split. These common stock warrants are classified in equity upon conversion in 2022. During January 2023, 336,950 of the Series D Preferred Warrants were reinstated upon the investor participating in the P2P Note extension. These warrants expired during the nine months ended September 30, 2024.

(c)
The number of warrant shares to be issued upon exercise of the 2023 Convertible Note Warrants as well as the related aggregate exercise price is not determinable as of September 30, 2024 or December 31, 2023 due to variable settlement terms. As of September 30, 2024 and December 31, 2023, the aggregate fixed monetary amount that will serve as the basis of calculating the number of warrant shares into which the 2023 Convertible Notes may be exercised into is $13.0 million and $2.0 million, respectively.

(d)
Total exercise price is $68,333. As of December 31, 2023, the number of warrant shares is estimated based on the total Company common shares that would be required to be issued to be exchanged for the maximum number of BurTech Class A Common and is estimated at 7,007,582 shares. As of September 30, 2024, taking into consideration the effect of the April 2024 amendment, the number of warrant shares required to be issued in the form of BurTech Class A Common stock is fixed at 2,000,000 shares.

(e)	Total exercise price is $45,000. As of September 30, 2024, the number of warrant shares to be issued in the form of BurTech Class A Common stock is a fixed 4,500,000 shares.
Assumptions used in the Black-Scholes option pricing model to fair value the Shadow Series D warrants reinstated January 2023 and the assumptions used to fair value the Shadow Series D and Shadow Series
D-2
preferred stock warrants as of the respective reporting period were as follows:
At issuance:
Issued during the nine months ended September 30, 2024 and 2023:

	Series D-2 Shadow Preferred Stock Warrant Reinstatement
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.65%
Expected life, in years	NA	1.11
Expected volatility	NA	65.00%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$4.01
As of September 30, 2024 and December 31, 2023:

	Series D-2 Shadow Preferred Stock Warrants		Series D Shadow Preferred Stock Warrants
	September 30, 2024	December 31, 2023	December 31, 2023
Risk-free interest rate	3.98%	4.51%	5.50%
Expected life, in years	0.97	1.72	0.16
Expected volatility	57.95%	52.50%	52.50%
Dividend yield	0.00%	0.00%	0.00%
Fair value of preferred stock	$3.78	$4.19	$5.76

The P2P Warrants, issued in 2022 and in 2023 were valued using the Black-Scholes option pricing model probability-weighted for the same future event scenarios as defined in the valuation of the P2P Notes wherein the warrant strike price and the fair value of the respective Conversion Shares was calculated for each of participation group with
20
%,
30
%,
40
%, and
60
% warrant percentages, respectively.
At issuance:
Issued during the nine months ended September 30, 2024 and 2023:

	Warrants issued with P2P Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	NA	4.54% – 4.79%
Expected life, in years	NA	1.0 – 1.44 years
Expected volatility	NA	61.2% – 62.3%
Dividend yield	NA	0.00%
Fair value of preferred stock	NA	$4.16
Fair value of common stock	NA	$0.74
As of September 30, 2024 and December 31, 2023:

	Warrants issued with 2022 P2P Notes
	September 30, 2024	December 31, 2023
Risk-free interest rate	3.66% – 4.38%	4.54% – 4.79%
Expected life, in years	0.50 – 2.00 years	1.0 – 1.44 years
Expected volatility	69.8% – 71.6%	61.2% – 62.3%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$4.03	$4.16
Fair value of common stock	$0.92	$0.74
The 2023 Convertible Note Warrants, issued in 2023 and in January and February of 2024 were valued using the Black-Scholes option pricing model probability-weighted for future event scenarios as defined in the 2023 Convertible Note NPA. The exercise price is a floating exercise price, thus, was estimated using a Monte Carlo simulation model. The following summarizes additional related valuation assumptions:
At issuance:
Issued during the nine months ended September 30, 2024 and 2023:

Warrants issued with 2023 Convertible Notes
	Issued in 2024	Issued in 2023
Risk-free interest rate	3.86% – 5.55%	NA
Expected life, in years	0.36 – 5.00 years	NA
Expected volatility	61.2% – 73.0%	NA
Dividend yield	0.00%	NA
Fair value of preferred stock	$4.16 – $4.43	NA
Fair value of common stock	$0.74 – $0.81	NA

As of September 30, 2024 and December 31, 2023:

Warrants issued with 2023 Convertible Notes
	September 30, 2024	December 31, 2023
Risk-free interest rate	3.58% – 4.93%	3.88% – 5.26%
Expected life, in years	0.08 – 4.72 years	0.51 – 9.51 years
Expected volatility	66.3% – 73.2%	61.2% – 62.8%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$ 4.03	$ 4.16
Fair value of common stock	$ 0.92	$ 0.74
The fair value of the
pre-funded
common stock warrants has been estimated based on a probability- weighted approach of scenarios, including the scenarios that the Merger will and will not be consummated.
As of September 30, 2024, no Company warrants have been exercised.

Note 9. Warrant Liabilities
Preferred Stock Warrants:
In September 2022, in connection with issuance of Series
D-2
convertible preferred stock, the Company issued warrants to purchase up to 756,172 shares of Series
D-2
convertible preferred stock. These Series
D-2
warrants are exercisable at $4.9717 per share and expire in September 2025. The preferred stock warrants were valued using the Black-Scholes method, resulting in a total of $1.6 million allocated from the proceeds of the Series
D-2
Preferred Stock.
On November 30, 2022, in connection with the Company’s conversion of preferred stock into common stock and related reverse stock split (see Notes 2, 8 and 11), preferred stock warrants exercisable for shares of the Company’s Series D and Series
D-2
Preferred Stock outstanding prior to this stock conversion (the “Existing Warrants”) became exercisable into shares of the Converted Common stock, each with the number of shares and the per share exercise price subject to the appropriate adjustment to reflect common stock (as adjusted for the reverse stock split) instead of preferred stock. Upon conversion to common stock warrants, the warrant liability was revalued as of the conversion date and reclassified into equity (see Note 4). The warrants exercisable into Converted Common retained all other terms and conditions of the Existing Warrants. All preferred stock warrants exercisable into Series
D-2
Preferred Stock were automatically reinstated as warrants exercisable into Series
D-2
Shadow Preferred Stock. Investors in the P2P Notes who previously held Series D preferred stock warrants were also eligible for a Pull-Through exchange of their Converted Common warrants (held just prior to their P2P investment) into Series D Shadow preferred stock warrants. As of December 31, 2022, 1,545 Series D Shadow Preferred Stock warrants were issued whose fair value was not material.
P2P Warrants:
Certain investors who invested in the P2P Notes (see Notes 8 and 14) also received P2P Warrants for no additional consideration resulting in the allocation of proceeds between the P2P Notes and P2P Warrants.
Under the terms of the P2P NPA and related warrant agreements, the 2022 P2P Warrants will be exercisable, in whole or in part, during the term commencing on the date of issuance through the three-year anniversary of the date of issuance. The number of Warrants each Lender is entitled to is based on the timing of the Lender’s investment as well as the Lender’s amount of funding, wherein the “Conversion Shares” is defined as the type of equity shares to be issued in the future upon conversion of the P2P Notes. The total number of warrants ranges from 20% to 40% of the total Conversion Shares to be issued for Lenders who invest at or less then their pro rata portion and for Lenders who invest above their pro rata portion, the total number of warrant shares is an additional 10% to 20% of a calculated incremental number of shares over the designated pro rata portion.
During 2023, in connection with the additional issuance of P2P Notes, 336,950 Series D Shadow Preferred Stock warrants were reinstated at a fair value of approximately $61,000 (see Note 8) and reclassified from equity to warrant liability.

Upon exercise, these P2P Warrants will enable the Lenders to purchase Conversion Shares at a price (“Conversion Price”) determined based on when P2P Warrants are exercised and shall no longer be exercisable and become null and void upon 10 days prior to the consummation of the Company’s sale of its Common Stock in a firm commitment underwritten public offering pursuant to a registration statement on Form
S-1
under the Securities Act of 1933 (an “IPO”), acquisition by a Special Purpose Acquisition Company (a “SPAC Transaction”) and a defined liquidity event. The P2P Warrants have a fixed total exercise price known at inception (based on the amount of consideration paid by each Lender) and upon exercise will be settled in a variable number of the Conversion Shares. The P2P Warrants are legally detachable and separately exercisable from the P2P Convertible Notes. The Company accounts for the P2P Warrants as liabilities measured at fair value with subsequent changes in fair value recognized in earnings (see Note 4).
2023 Convertible Note Warrants:
Investors in the 2023 Convertible Notes received warrants (“2023 Convertible Note Warrants”) exercisable upon the earliest to occur of a Next Equity Financing Conversion, Maturity Conversion, SPAC Conversion or Corporate Transaction, as defined, and expire five years from issuance (see Note 14). The 2023 Convertible Note Warrants were granted for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and 2023 Convertible Note Warrants (see Notes 8 and 14).
The number of warrant shares issuable upon exercise is equal to the quotient obtained by dividing (i) 25% or 10% (the higher percentage which applies only to investors who purchased a convertible note on or before July 3, 2023) of the original principal amount of the corresponding note by (ii) (y) with respect to a Next Equity Financing Conversion, Maturity Conversion, or a SPAC Conversion, the Exercise Price (as defined herein) or (z) with respect to a Corporate Transaction, a per share price equal to the value of the consideration payable to the holder of each share of common stock of the Company. The Exercise price is defined as follows:

•	With respect to a Next Equity Financing Conversion, the per share issue price by new money investors for the equity securities;

•	With respect to a Maturity Conversion, a per share price mutually agreed upon by the Company and the Requisite Noteholders;

•	With respect to a SPAC Conversion, $11.50 per share; and

•	With respect to a Corporate Transaction, the Corporate Transaction Exercise Price, as defined
The 2023 Convertible Note Warrants are legally detachable and separately exercisable from the 2023 Convertible Notes. The Company accounts for the 2023 Convertible Note Warrants as liabilities measured at fair value with subsequent changes in fair value recognized in earnings.
Other Warrants:
In conjunction with the December 22, 2023 Merger Agreement, the Company entered into a pre-
funded warrant agreement (the
“Pre-funded
Warrant”) with one of the parties to the Merger. The
Pre-
funded Warrant is only exercisable at the closing of the Merger and becomes null and void if the Merger Agreement is terminated. The
Pre-funded
Warrant provides for the issuance of a sufficient number of Company common stock shares that would allow the warrant holder to acquire BurTech Class A common Stock upon the closing of the Merger. The maximum number of BurTech Class A Common Stock to be received under the
Pre-funded
Warrant is 6,833,333, wherein a portion of this total share amount is subject to reduction, depending on the Available Acquiror Cash, as defined in the Merger Agreement, at closing. Pursuant to the terms of the
Pre-Funded
Warrant, in no case would the holder receive less than 2,500,000 shares of BurTech Class A common stock at closing.

All of the Company’s warrants exercisable into preferred stock are classified as liabilities requiring ongoing remeasurement at fair value. As of December 31, 2023 and 2022, outstanding warrants consisted of the following (in thousands):

				Number of warrant shares at December 31						Approximate fair value at December 31
Warrant Type:	Exercise Price			2023			2022			2023	2022
Series D Shadow Preferred Warrants	$10.44			338,495			1,545			$3	$4
Series D-2 Shadow Preferred Warrants	$4.97			756,172			756,172			894	203
Pay-to-Play Warrants		(a	)		(a	)		(a	)	976	322
Convertible Notes Warrants – 2023		(c	)		(c	)	—			1,352	—
Common stock warrants (b)	$104.43			2,063			35,754			—	—
Pre-funded common stock warrant (d)	$0.01				(d	)	—			505	—

				1,096,730			793,471			$3,730	$529

(a)
The number of warrant shares to be issued upon exercise of the P2P Warrants is not determined as of December 31, 2023 or 2022, therefore, the exercise price is only estimated in aggregate based on individual investor participation levels and timing of investment. The aggregate exercise price is $2.5 million and $0.9 million as of December 31, 2023 and 2022, respectively. The Company’s valuation of its P2P Warrants assumes a range of expected warrant shares of 694,397 to 721,086 and 669,782 to 726,563 shares of either common stock or a future preferred stock series as of December 31, 2023 and 2022, respectively.

(b)
Common stock warrants represent prior Series D Preferred Warrants which were converted in November 2022 to common stock warrants following the Company’s conversion event, as adjusted for the related reverse stock split. These common stock warrants are classified in equity as of December 31, 2022. During January 2023, 336,950 of the Series D Preferred Warrants were reinstated upon the investor participating in the P2P Note extension.

(c)
The number of warrant shares to be issued upon exercise of the 2023 Convertible Note Warrants as well as the related aggregate exercise price is not determinable as of December 31, 2023 due to the variable settlement terms. As of December 31, 2023, the aggregate fixed monetary amount that will serve as the basis of calculating the number of warrant shares into which the 2023 Convertible Notes may be exercised into is $2.0 million.

(d)
Total exercise price is $68,333. The number of warrant shares is estimated based on the total Company common shares that would be required to be issued to be exchanged for the maximum number of BurTech Class A Common. As of December 31, 2023, the Company common shares is estimated at 7,007,582 shares.

Assumptions used in the Black-Scholes option pricing model to fair value the Series D, Shadow Series D, Series
D-2
and Shadow Series
D-2
preferred stock warrants at issuance and as of the respective year end were as follows:
At issuance:
Specific to 2023:

Series D Shadow Preferred Stock warrant reinstatement
Risk-free interest rate	4.65%
Expected life, in years	1.11
Expected volatility	65.00%
Dividend yield	0.00%
Fair value of preferred stock	$4.01
Specific to 2022:

	Series D-2 Preferred Stock Warrants	Series D Preferred Stock Warrants
	Warrants issued with Series D-2 preferred stock	Warrants issued with convertible debt	Warrants issued with preferred stock
Risk-free interest rate	3.90%	0.25%	0.43%
Expected life, in years	3.00	3.00	2.30
Expected volatility	60.50%	65.00%	56.90%
Dividend yield	0.00%	0.00%	0.00%
Fair value of preferred stock	$4.97	$10.44	$10.44
As of December 31, 2023 and 2022:

	Series D-2 Shadow Preferred Stock Warrants		Series D Shadow Preferred Stock Warrants
	December 31		December 31
	2023	2022	2023	2022
Risk-free interest rate	4.51%	4.13%	5.50%	4.73%
Expected life, in years	1.72	2.81	0.16	1.25
Expected volatility	52.50%	60.50%	52.50%	65.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of preferred stock	$4.19	$1.81	$5.76	$3.57
The P2P Warrants, issued in 2022 and in 2023 were valued using the Black-Scholes option pricing model probability-weighted for the same future event scenarios as defined in the valuation of the P2P Notes wherein the warrant strike price and the fair value of the respective Conversion Shares was calculated for each of participation group with 20%, 30%, 40%, and 60% warrant percentages, respectively. The following summarizes the related valuation assumptions:
At issuance:

	Warrants issued with P2P Notes
	2023	2022
Risk-free interest rate	4.09% – 4.65%	4.41% – 4.73%
Expected life, in years	1.0 – 1.94 years	1.0 – 1.94 years
Expected volatility	66.6% – 71.6%	67.00%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$1.51	$1.51
Fair value of common stock	$0.46	$0.46
As of December 31, 2023 and December 31, 2022:

	Warrants issued with P2P Notes
	2023	2022
Risk-free interest rate	4.54% – 4.79%	4.41% – 4.73%
Expected life, in years	1.0 – 1.44 years	1.0 – 1.94 years
Expected volatility	61.2% – 62.3%	67.00%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$4.16	$1.51
Fair value of common stock	$0.74	$0.46

The 2023 Convertible Note Warrants were valued using the Black-Scholes option pricing model probability-weighted for future event scenarios as defined in the 2023 Convertible Note NPA. The exercise is a floating exercise price, thus, was estimated using a Monte Carlo simulation model. The following summarizes additional related valuation assumptions:

	Warrants issued with 2023 Convertible Notes
	December 31, 2023	At Inception
Risk-free interest rate	3.88% – 5.26%	3.86% – 5.43%
Expected life, in years	0.51 – 9.51years	1.0 – 10.0years
Expected volatility	61.2% – 62.8%	60.1% – 65.1%
Dividend yield	0.00%	0.00%
Fair value of preferred stock	$4.16	$4.18
Fair value of common stock	$0.74	$0.44
The fair value of the
pre-funded
common stock warrants has been estimated based on a probability- weighted approach of scenarios, including the scenarios that the Merger will and will not be consummated.
As of December 31, 2023, no Company warrants have been exercised.